Acquisitions and disposals - Schedule of purchase of subsidiaries (Details) - Other subsidiaries [Member] - EUR (€) € in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Acqusition For Subsidiary [Line Items]
Merger of Vodafone Limited and Hutchison 3G UK Holdings Limited in the UK	€ (31)	€ 0
Acquisition of Cloudforce 1 GmbH (‘Skaylink')	(175)	0
Other	(37)	(9)
Net cash acquired	50	0
Total Cash consideration received/(paid)	€ (193)	€ (9)